Quarterly Report
March 31, 2025
MFS®  Technology Portfolio
MFS® Variable Insurance Trust II
TKS-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.8%
Business Services – 6.1%
Accenture PLC, “A”	13,709	$4,277,756
Factset Research Systems, Inc.	2,704	1,229,346
Fiserv, Inc. (a)	9,884	2,182,684
Verisk Analytics, Inc., “A”	6,806	2,025,602
		$9,715,388
Computer Software – 31.7%
Adobe Systems, Inc. (a)	1,277	$489,768
Atlassian Corp. (a)	6,054	1,284,719
Cadence Design Systems, Inc. (a)	8,018	2,039,218
Constellation Software, Inc.	809	2,562,046
Datadog, Inc., “A” (a)	21,044	2,087,775
DocuSign, Inc. (a)	31,474	2,561,984
Elastic N.V. (a)	15,708	1,399,583
Guidewire Software, Inc. (a)	15,656	2,933,308
HubSpot, Inc. (a)	3,549	2,027,508
Intuit, Inc.	3,812	2,340,530
Microsoft Corp. (s)	31,019	11,644,222
Okta, Inc. (a)	27,509	2,894,497
Oracle Corp.	35,170	4,917,118
Salesforce, Inc.	19,793	5,311,649
SentinelOne, Inc., “A” (a)	25,526	464,063
ServiceNow, Inc. (a)	4,558	3,628,806
ServiceTitan, Inc., “A” (a)	88	8,370
Snowflake, Inc., “A” (a)	6,249	913,354
Tyler Technologies, Inc. (a)	2,103	1,222,663
		$50,731,181
Computer Software - Systems – 17.9%
Apple, Inc.	45,407	$10,086,257
Arista Networks, Inc. (a)	27,021	2,093,587
CDW Corp.	4,984	798,736
Cisco Systems, Inc.	26,741	1,650,187
Descartes Systems Group, Inc. (a)	25,887	2,606,060
EPAM Systems, Inc. (a)	10,389	1,754,079
Hitachi Ltd.	96,500	2,234,079
International Business Machines Corp.	17,076	4,246,118
Shopify, Inc. (a)	33,907	3,234,219
		$28,703,322
Consumer Services – 0.5%
Booking Holdings, Inc.	187	$861,492
Electrical Equipment – 1.4%
Amphenol Corp., “A”	33,979	$2,228,683
Electronics – 15.4%
Analog Devices, Inc.	6,790	$1,369,339
Applied Materials, Inc.	7,206	1,045,735
Broadcom, Inc.	31,336	5,246,587
KLA Corp.	1,330	904,134
Lam Research Corp.	13,204	959,931
MACOM Technology Solutions Holdings, Inc. (a)	12,040	1,208,575
Marvell Technology, Inc.	25,067	1,543,375
Monolithic Power Systems, Inc.	414	240,112
NVIDIA Corp. (s)	61,549	6,670,681

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Onto Innovation, Inc. (a)	5,372	$651,838
Taiwan Semiconductor Manufacturing Co. Ltd.	62,000	1,728,424
Teradyne, Inc.	8,558	706,891
Texas Instruments, Inc.	12,722	2,286,143
		$24,561,765
Insurance – 0.6%
Aon PLC	2,269	$905,535
Interactive Media Services – 18.6%
Alphabet, Inc., “A” (s)	77,166	$11,932,950
Meta Platforms, Inc., “A” (s)	30,850	17,780,706
		$29,713,656
Internet – 2.3%
Gartner, Inc. (a)	5,379	$2,257,782
Pinterest, Inc. (a)	46,133	1,430,123
		$3,687,905
Network & Telecom – 0.8%
Qualcomm, Inc.	8,043	$1,235,485
Other Banks & Diversified Financials – 0.7%
S&P Global, Inc.	2,339	$1,188,446
Specialty Stores – 0.8%
Amazon.com, Inc. (a)(s)	6,563	$1,248,676
Total Common Stocks		$154,781,534
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	849	$0

Mutual Funds (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 4.35% (v)	5,006,902	$5,007,402

Other Assets, Less Liabilities – 0.1%		158,724
Net Assets – 100.0%		$159,947,660
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,007,402 and $154,781,534, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At March 31, 2025, the fund had cash collateral of $5,118 and other liquid securities collateral with an aggregate value of $532,983.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$142,416,706	$—	$—	$142,416,706
Canada	8,402,325	0	—	8,402,325
Japan	—	2,234,079	—	2,234,079
Taiwan	—	1,728,424	—	1,728,424
Investment Companies	5,007,402	—	—	5,007,402
Total	$155,826,433	$3,962,503	$—	$159,788,936
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,592,991	$9,623,492	$9,208,685	$25	$(421)	$5,007,402
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$41,512	$—
4